ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares					Fair Value
	CLOSED END FUNDS — 0.2%
	FIXED INCOME - 0.2%
16,909	BlackRock Floating Rate Income Strategies Fund, Inc.				$ 223,200

	TOTAL CLOSED END FUNDS (Cost $240,029)				223,200

	EXCHANGE-TRADED FUNDS — 0.3%
	FIXED INCOME - 0.3%
16,900	Invesco Senior Loan ETF				372,307

	TOTAL EXCHANGE-TRADED FUNDS (Cost $420,719)				372,307

	OPEN END FUNDS — 15.7%
	FIXED INCOME - 15.7%
796,087	Fidelity Advisor Floating Rate High Income Fund				7,491,176
1,185,532	Vanguard High-Yield Corporate Fund, Admiral Class				7,113,193
675,985	Vanguard Short-Term Investment Grade Fund, Admiral Class				7,429,075
					22,033,444

	TOTAL OPEN END FUNDS (Cost $21,955,512)				22,033,444

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.0%
	BANKING - 1.0%
40,000	Citigroup, Inc. - Series J(b)	US0003M + 4.040%	1.7813	09/30/23	1,132,400
7,400	Citigroup, Inc. - Series K(b)	US0003M + 4.130%	1.7188	11/15/23	212,528
					1,344,928

	TOTAL PREFERRED STOCKS (Cost $1,342,770)				1,344,928

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4%
	CLO — 21.1%
1,000,000	AMMC CLO XI Ltd.(a),(b)	US0003M + 1.900%	2.0280	04/30/31	994,798
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	CLO — 21.1% (Continued)
2,000,000	Arch Street CLO Ltd.(a),(b)	US0003M + 6.300%	6.4340	10/20/28	$ 1,970,112
2,000,000	Catamaran CLO 2013-1 Ltd.(a),(b)	US0003M + 7.150%	7.2790	01/27/28	1,802,208
2,000,000	Cathedral Lake CLO 2013 Ltd.(a),(b)	US0003M + 2.300%	2.4260	10/15/29	1,995,082
500,500	Crown Point CLO IV Ltd.(a),(b)	US0003M + 1.500%	1.6340	04/20/31	499,488
1,000,000	Denali Capital CLO XI Ltd.(a),(b)	US0003M + 5.610%	5.7440	10/20/28	967,397
1,000,000	Elevation CLO 2017-7 Ltd.(a),(b)	US0003M + 1.900%	2.0260	07/15/30	993,802
1,000,000	Fortress Credit BSL IV Ltd.(a),(b)	US0003M + 2.500%	2.6250	10/26/29	1,004,120
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd.(a),(b)	US0003M + 2.000%	2.1340	04/20/27	995,857
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd.(a),(b)	US0003M + 5.700%	5.8250	07/25/27	1,031,840
2,131,438	Halcyon Loan Advisors Funding 2015-3 Ltd.(a),(b)	US0003M + 5.950%	6.0840	10/18/27	1,766,845
500,000	KVK CLO 2018-1 Ltd.(a),(b)	US0003M + 1.650%	1.8050	05/20/29	500,310
2,400,000	Man GLG US CLO(a),(b)	US0003M + 1.970%	2.1040	04/22/30	2,390,917
1,500,000	Mountain View CLO IX Ltd.(a),(b)	US0003M + 3.120%	3.2460	07/15/31	1,448,253
2,450,000	Oaktree CLO 2014-1(a),(b)	US0003M + 6.300%	6.4600	05/13/29	2,296,934
2,000,000	Sound Point CLO II Ltd.(a),(b)	US0003M + 1.850%	1.9750	01/26/31	1,976,990
520,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 1.500%	1.6340	04/21/31	517,154
2,025,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 2.800%	2.9340	04/21/31	1,942,222
1,350,000	Webster Park CLO Ltd.(a),(b)	US0003M + 5.500%	5.6340	07/20/30	1,333,232
1,800,000	Zais CLO 1 Ltd.(a),(b)	US0003M + 2.600%	2.7260	04/15/28	1,802,250
1,380,000	Zais CLO 5 Ltd.(a),(b)	US0003M + 2.400%	2.5260	10/15/28	1,383,961
					29,613,772
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
175,611	Alternative Loan Trust 2004-35T2(c)		6.0000	02/25/35	28,598
1,807	Banc of America Funding 2004-D Trust(b)		2.2240	06/25/34	1,813
6,019	Banc of America Mortgage 2004-A Trust(b)		2.4580	02/25/34	6,165
10,238,695	BCAP, LLC Trust 2007-AA2(b),(c)		0.4170	04/25/37	125,994
11,008	Bear Stearns ARM Trust 2003-4(b)		2.1870	07/25/33	11,493
12,905	Bear Stearns Asset Backed Securities Trust 2003-AC5(d)		5.5000	10/25/33	13,283
9,652	Chase Mortgage Finance Trust Series 2007-A1(b)		2.8570	02/25/37	9,917
33,616	CHL Mortgage Pass-Through Trust 2004-7(b)		2.3400	05/25/34	35,041
11,356	Citigroup Global Markets Mortgage Securities VII, Inc.(a)		6.0000	09/25/33	11,284
7,112	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4(b)	US0001M + 0.450%	0.5390	06/25/34	6,926
209,803	GSR Mortgage Loan Trust 2004-2F(b),(c)	US0001M + 7.650%	7.5610	01/25/34	18,347
12,743	GSR Mortgage Loan Trust 2004-6F		5.5000	05/25/34	12,748
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
47,998	Impac CMB Trust Series 2004-4(b)	US0001M + 0.900%	0.9890	09/25/34	$ 46,329
7,514	Impac CMB Trust Series 2004-5(b)	US0001M + 0.920%	1.0090	10/25/34	7,564
45,914	Impac CMB Trust Series 2004-6(b)	US0001M + 0.825%	0.9140	10/25/34	45,507
41,645	JP Morgan Mortgage Trust 2005-A1(b)		2.7010	02/25/35	40,371
16,283	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	17,234
678,823	MASTR Alternative Loan Trust 2007-HF1(c)		7.0000	10/25/47	173,028
14,852	Morgan Stanley Mortgage Loan Trust 2004-10AR(b)		2.6430	11/25/34	14,774
8,780	Morgan Stanley Mortgage Loan Trust 2004-7AR(b)		2.5290	09/25/34	9,057
21,344	RAMP Series 2004-SL3 Trust		7.5000	12/25/31	20,919
14,532	Structured Asset Securities Corporation(b)		4.0290	09/25/26	14,793
78,197	Wilshire Funding Corporation(b)		7.2500	08/25/27	78,207
					749,392
	HOME EQUITY — 1.8%
56,456	Aames Mortgage Trust 2001 1 Mortgage Pass Through Certs Series 01 1(d)		8.0880	06/25/31	61,002
28,320	AFC Trust Series 2000-1(b)	US0001M + 0.730%	0.8190	03/25/30	28,146
1,336	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11(d)		5.0710	12/25/33	1,564
94,535	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6(b)	US0001M + 2.475%	2.5640	11/25/33	95,876
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1(b)	US0001M + 6.000%	6.0910	10/25/34	144,304
408,579	Bear Stearns Asset Backed Securities I Trust 2004-FR3(b)	US0001M + 2.100%	2.1890	09/25/34	415,292
178,833	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 2.700%	2.7890	08/25/34	180,936
15,591	Bear Stearns Asset Backed Securities Trust 2003-ABF1(b)	US0001M + 0.740%	0.8290	01/25/34	14,837
155,469	CDC Mortgage Capital Trust 2004-HE1(b)	US0001M + 1.800%	1.8920	06/25/34	166,907
190,473	CDC Mortgage Capital Trust 2004-HE3(b)	US0001M + 1.800%	1.8920	11/25/34	187,812
52,865	Credit Suisse First Boston Mortgage Securities Corporation(d)		6.9900	02/25/31	55,687
24,845	GSAA Trust(d)		5.2950	11/25/34	25,217
45,034	Home Equity Asset Trust(b)	US0001M + 2.150%	2.2390	03/25/34	45,701
363,225	Home Equity Asset Trust 2004-4(b)	US0001M + 1.950%	2.0390	10/25/34	365,326
7,725	Meritage Mortgage Loan Trust 2003-1(b)	US0001M + 2.325%	2.4140	11/25/33	7,973
28,884	Meritage Mortgage Loan Trust 2003-1(b)	US0001M + 2.700%	2.7890	11/25/33	29,624
19,638	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1(b)	US0001M + 2.175%	2.2660	07/25/34	19,124
54,205	New Century Home Equity Loan Trust(a),(b)	US0001M + 1.125%	1.2140	10/25/33	53,466
6,613	New Century Home Equity Loan Trust Series 2003-B(b)	US0001M + 2.475%	2.5640	11/25/33	6,625
2,739	NovaStar Mortgage Funding Trust Series 2003-4(b)	US0001M + 1.065%	1.1540	02/25/34	2,741
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	HOME EQUITY — 1.8% (Continued)
1,843	NovaStar Mortgage Funding Trust Series 2004-1(b)	US0001M + 1.575%	1.6640	06/25/34	$ 1,843
172,480	NovaStar Mortgage Funding Trust Series 2004-2(b)	US0001M + 2.250%	2.3390	09/25/34	177,851
15,128	Option One Mortgage Loan Trust 2003-5(b)	US0001M + 0.640%	0.7290	08/25/33	14,979
76,674	RASC Series 2003-KS4 Trust(d)		4.6100	06/25/33	78,454
25,536	Saxon Asset Securities Trust 2003-3(b)	US0001M + 2.400%	2.4890	12/25/33	25,604
5,200	Securitized Asset Backed Receivables, LLC Trust 2004-OP1(b)	US0001M + 1.650%	1.7390	02/25/34	5,553
260,479	Securitized Asset Backed Receivables, LLC Trust 2004-OP1(b)	US0001M + 2.025%	2.1140	02/25/34	261,424
33,323	Security National Mortgage Loan Trust 2007-1(a),(b)	US0001M + 0.350%	0.4390	04/25/37	33,337
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE(b)	US0001M + 3.225%	3.3140	07/25/34	115,261
					2,622,466
	MANUFACTURED HOUSING — 0.0%(e)
12,988	Conseco Finance Corporation(b)		7.2200	03/15/28	13,472

	RESIDENTIAL MORTGAGE — 1.0%
9,509	Bear Stearns Asset Backed Securities Trust 2003-SD3(b)	US0001M + 2.850%	2.9390	10/25/33	9,506
3,265	Bravo Mortgage Asset Trust(a),(b)	US0001M + 0.240%	0.3290	07/25/36	3,267
22,353	Carrington Mortgage Loan Trust Series 2004-NC2(b)	US0001M + 1.800%	1.8890	08/25/34	27,049
25,531	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 3.375%	3.4670	03/25/32	29,318
122,919	Countrywide Asset-Backed Certificates(b)	US0001M + 0.500%	0.5890	08/25/34	121,225
117,403	Credit-Based Asset Servicing and Securitization, LLC(b)	US0001M + 2.775%	2.8640	03/25/34	123,156
142,562	Credit-Based Asset Servicing and Securitization, LLC(b)	US0001M + 1.725%	1.8140	07/25/35	143,483
36,366	CWABS, Inc. Asset-Backed Certificates Trust 2004-6(b)	US0001M + 0.900%	0.9890	11/25/34	35,733
25,192	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 Series 2A3(b)	US0001M + 1.200%	1.2890	11/25/34	25,153
17,897	Equity One Mortgage Pass-Through Trust 2002-5(d)		5.8030	11/25/32	18,556
193,853	Finance America Mortgage Loan Trust 2004-2(b)	US0001M + 0.975%	1.0640	08/25/34	190,831
12,604	Finance America Mortgage Loan Trust 2004-2(b)	US0001M + 2.100%	2.1890	08/25/34	12,435
22,224	First Franklin Mortgage Loan Trust 2002-FF1(b)	US0001M + 1.125%	0.8500	04/25/32	22,305
43,647	Long Beach Mortgage Loan Trust 2003-2(b)	US0001M + 2.850%	2.9390	06/25/33	45,172
5,846	Long Beach Mortgage Loan Trust 2004-1(b)	US0001M + 0.825%	0.9140	02/25/34	5,849
92,288	Morgan Stanley A.B.S Capital I, Inc. Trust 2004-NC7(b)	US0001M + 1.725%	1.8160	07/25/34	91,815
215,578	RAMP Series 2002-RS3 Trust(b)	US0001M + 0.650%	1.0640	06/25/32	195,411
109,279	Structured Asset Securities Corporation 2005-WF1(b)	US0001M + 1.905%	1.9960	02/25/35	109,959
143,305	Structured Asset Securities Corporation 2005-WF1(b)	US0001M + 2.055%	2.1440	02/25/35	138,045
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	RESIDENTIAL MORTGAGE — 1.0% (Continued)
					$ 1,348,268
	TOTAL ASSET BACKED SECURITIES (Cost $34,875,438)				34,347,370

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%
558,384	Fannie Mae Interest Strip(c)		4.5000	07/25/37	74,880
414,578	Fannie Mae Interest Strip(b),(c)		5.5000	05/25/39	74,876
458,240	Fannie Mae Interest Strip(b),(c)		6.0000	05/25/39	89,345
198,600	Fannie Mae Interest Strip(b),(c)		4.5000	11/25/39	34,567
745,808	Fannie Mae Interest Strip(b),(c)		4.5000	10/25/40	135,143
515,931	Fannie Mae Interest Strip(b),(c)		4.5000	11/25/40	81,546
2,047,160	Fannie Mae Interest Strip(c)		5.0000	12/25/40	387,306
350,359	Fannie Mae Interest Strip(c)		3.5000	11/25/41	32,836
231,015	Fannie Mae Interest Strip(b),(c)		4.0000	11/25/41	34,174
267,883	Fannie Mae Interest Strip(b),(c)		4.0000	07/25/42	39,540
576,637	Fannie Mae Interest Strip(b),(c)		4.5000	07/25/42	113,712
292,051	Fannie Mae Interest Strip(b),(c)		4.5000	07/25/42	51,609
1,534,964	Fannie Mae Interest Strip(c)		3.5000	12/25/42	275,621
588,524	Fannie Mae Interest Strip(c)		3.0000	11/25/43	71,802
84,111	Fannie Mae REMICS(c)		3.0000	08/25/30	759
792,799	Fannie Mae REMICS(b),(c)	US0001M + 6.630%	6.5410	11/25/36	170,739
373,946	Fannie Mae REMICS(b),(c)	US0001M + 6.120%	6.0310	05/25/37	74,174
278,552	Fannie Mae REMICS(b),(c)	US0001M + 6.450%	6.3610	09/25/37	53,932
271,729	Fannie Mae REMICS(b),(c)	US0001M + 6.450%	6.3610	12/25/37	61,646
353,566	Fannie Mae REMICS(c)		5.0000	11/25/38	29,746
830,093	Fannie Mae REMICS(c)		6.0000	12/25/39	126,392
790,553	Fannie Mae REMICS(b),((c)		5.0000	01/25/40	140,172
1,520,267	Fannie Mae REMICS(b),(c)	US0001M + 6.600%	6.5110	10/25/40	244,667
1,516,129	Fannie Mae REMICS(c)		4.0000	04/25/41	50,296
845,660	Fannie Mae REMICS(c)		4.0000	10/25/41	35,637
3,598,887	Fannie Mae REMICS(b),(c)	US0001M + 6.000%	5.9110	11/25/41	425,109
222,669	Fannie Mae REMICS(b),(c)	US0001M + 6.000%	6.0000	08/25/42	43,463
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0% (Continued)
878,272	Fannie Mae REMICS(c)		4.5000	02/25/43	$ 92,924
263,710	Fannie Mae REMICS(b),(c)	US0001M + 6.150%	6.0610	02/25/43	46,093
438,687	Fannie Mae REMICS(c)		4.5000	09/25/43	31,357
2,130,658	Fannie Mae REMICS(b),(c)	US0001M + 6.000%	5.9110	10/25/43	370,819
308,004	Fannie Mae REMICS(c)		3.5000	05/25/44	2,949
157,537	Fannie Mae REMICS(c)		4.0000	05/25/44	226
852,821	Fannie Mae REMICS(c)		3.5000	12/25/44	31,803
247,255	Fannie Mae REMICS(b),(c)	US0001M + 6.150%	4.5980	04/25/45	46,721
11,774,362	Fannie Mae REMICS(b),(c)	US0001M + 6.200%	0.0300	06/25/45	19,429
3,793,945	Fannie Mae REMICS(c)		6.0000	06/25/45	945,872
651,135	Fannie Mae REMICS(c)		3.5000	11/25/45	19,644
308,975	Fannie Mae REMICS(c)		3.5000	02/25/46	5,514
266,383	Fannie Mae REMICS(c)		4.0000	05/25/47	3,152
161,409	Fannie Mae REMICS(c)		3.5000	10/25/47	13,397
493,575	Fannie Mae REMICS(c)		4.0000	10/25/47	23,841
375,072	Fannie Mae REMICS(c)		3.5000	12/25/47	25,803
625,282	Fannie Mae REMICS(c)		3.5000	12/25/47	42,087
628,975	Fannie Mae REMICS(c)		4.5000	12/25/47	77,835
2,009,512	Fannie Mae REMICS(c)		4.0000	03/25/48	283,414
489,461	Fannie Mae REMICS(c)		4.0000	05/25/48	42,998
524,690	Fannie Mae REMICS(c)		4.0000	05/25/48	45,265
965,403	Fannie Mae REMICS(c)		4.5000	10/25/48	88,510
1,294,313	Fannie Mae REMICS(c)		3.5000	08/25/49	77,814
33,327	Freddie Mac REMICS(b)	US0001M + 20.930%	20.6880	02/15/32	48,090
1,912,565	Freddie Mac REMICS(c)		6.5000	05/15/32	327,354
189,027	Freddie Mac REMICS(c)		3.5000	04/15/33	6,427
312,056	Freddie Mac REMICS(c)		6.0000	10/15/37	41,125
636,316	Freddie Mac REMICS(c)		4.0000	11/15/39	36,682
970,238	Freddie Mac REMICS(b),(c)	US0001M + 6.650%	6.5570	05/15/40	24,221
6,462,642	Freddie Mac REMICS(b),(c)	US0001M + 6.100%	0.1000	09/15/40	19,528
82,365	Freddie Mac REMICS(b)	US0001M + 14.910%	14.6310	12/15/40	133,428
533,461	Freddie Mac REMICS(c)		3.0000	06/15/41	16,136
87,130	Freddie Mac REMICS(c)		4.0000	12/15/41	666
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0% (Continued)
289,791	Freddie Mac REMICS(b),(c)	US0001M + 6.050%	5.9570	07/15/42	$ 65,295
386,793	Freddie Mac REMICS(b),(c)	US0001M + 6.550%	6.4570	08/15/42	81,038
207,191	Freddie Mac REMICS(c)		3.5000	03/15/43	5,359
21,434	Freddie Mac REMICS(c)		3.5000	03/15/43	5
875,922	Freddie Mac REMICS(c)		4.0000	04/15/43	112,829
52,941	Freddie Mac REMICS(c)		3.5000	06/15/43	184
445,801	Freddie Mac REMICS(c)		3.5000	07/15/43	13,012
189,729	Freddie Mac REMICS(c)		4.0000	08/15/43	281
637,983	Freddie Mac REMICS(c)		3.5000	10/15/43	8,180
28,886	Freddie Mac REMICS(c)		4.0000	01/15/44	7
121,218	Freddie Mac REMICS(c)		3.5000	02/15/44	2,357
16,691,971	Freddie Mac REMICS(b),(c)		0.2080	08/15/44	164,529
779,149	Freddie Mac REMICS(c)		4.5000	12/15/44	13,039
529,135	Freddie Mac REMICS(b),(c)	US0001M + 6.100%	6.0270	12/15/44	98,782
488,592	Freddie Mac REMICS(c)		4.0000	03/15/45	59,378
511,558	Freddie Mac REMICS(b),(c)	US0001M + 5.600%	5.5070	05/15/45	84,184
208,996	Freddie Mac REMICS(c)		3.5000	04/15/46	14,322
1,346,486	Freddie Mac REMICS(b),(c)	US0001M + 6.000%	5.9070	05/15/46	248,308
72,491	Freddie Mac REMICS(c)		4.5000	07/15/46	771
1,213,032	Freddie Mac REMICS(c)		4.0000	12/15/46	154,599
442,450	Freddie Mac REMICS(c)		4.0000	05/15/48	41,244
1,910,378	Freddie Mac REMICS(c)		4.5000	09/15/48	357,277
523,082	Freddie Mac REMICS(b),(c)	US0001M + 5.900%	5.8070	01/15/54	98,977
110,140	Freddie Mac Strips(c)		6.5000	04/01/29	17,892
892,381	Freddie Mac Strips(c)		5.0000	06/15/38	147,440
315,003	Freddie Mac Strips(b),(c)		4.5000	12/15/39	42,864
307,574	Freddie Mac Strips(b),(c)		4.5000	12/15/40	46,256
470,375	Freddie Mac Strips(b),(c)		4.5000	01/15/43	82,687
930,891	Freddie Mac Strips(c)		5.0000	12/15/43	150,148
160,529	Government National Mortgage Association(c)		3.5000	09/20/23	2,596
104,304	Government National Mortgage Association(c)		4.0000	12/16/26	6,316
4,436,326	Government National Mortgage Association(b),(c)	US0001M + 6.850%	6.7660	07/20/34	756,533
12,014,699	Government National Mortgage Association(b),(c)	US0001M + 6.700%	0.1500	09/16/34	66,975
1,242,942	Government National Mortgage Association(b),(c)	US0001M + 6.800%	6.7090	05/16/37	304,175
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0% (Continued)
7,374,283	Government National Mortgage Association(b),(c)	US0001M + 6.690%	6.6060	10/20/37	$ 1,444,550
2,173,418	Government National Mortgage Association(b),(c)	US0001M + 6.150%	6.0590	07/16/38	358,297
1,330,951	Government National Mortgage Association(c)		5.5000	02/20/39	271,450
12,347	Government National Mortgage Association(c)		5.0000	03/20/39	1
1,175,045	Government National Mortgage Association(b),(c)	US0001M + 6.100%	6.0160	03/20/39	94,694
850,445	Government National Mortgage Association(b),(c)	US0001M + 6.500%	6.4090	08/16/39	42,516
663,683	Government National Mortgage Association(c)		3.5000	10/20/39	37,679
3,866,421	Government National Mortgage Association(b),(c)	US0001M + 6.550%	6.4660	10/20/39	864,904
1,955,684	Government National Mortgage Association(b),(c)	US0001M + 6.600%	6.5160	12/20/39	84,395
1,126,383	Government National Mortgage Association(b),(c)	US0001M + 6.400%	6.3090	01/16/40	213,520
1,416,129	Government National Mortgage Association(c)		5.0000	04/20/40	224,083
2,013,267	Government National Mortgage Association(b),(c)		0.5000	06/20/40	25,737
79,431	Government National Mortgage Association(b),(c)	US0001M + 6.750%	6.6660	09/20/40	819
330,402	Government National Mortgage Association(c)		5.0000	10/16/40	37,593
3,278,632	Government National Mortgage Association(b),(c)	US0001M + 6.050%	5.9590	12/16/40	623,476
163,619	Government National Mortgage Association(c)		4.0000	12/20/40	2,693
563,634	Government National Mortgage Association(c)		4.0000	03/16/41	55,551
414,677	Government National Mortgage Association(c)		6.0000	04/20/41	69,825
728,710	Government National Mortgage Association(c)		3.0000	06/20/41	15,215
1,994,336	Government National Mortgage Association(c)		3.0000	08/20/41	102,140
444,649	Government National Mortgage Association(b),(c)	US0001M + 6.750%	6.6590	03/16/42	79,891
399,989	Government National Mortgage Association(c)		5.0000	07/20/42	37,986
611,846	Government National Mortgage Association(b),(c)	US0001M + 6.000%	5.9160	08/20/42	111,713
430,016	Government National Mortgage Association(b),(c)	US0001M + 6.200%	6.1160	12/20/42	73,879
116,512	Government National Mortgage Association(c)		3.5000	01/20/43	19,215
383,653	Government National Mortgage Association(c)		5.0000	01/20/43	43,114
2,433,356	Government National Mortgage Association(b),(c)	US0001M + 6.750%	6.6660	03/20/43	260,776
436,339	Government National Mortgage Association(c)		3.5000	05/20/43	68,927
1,019,756	Government National Mortgage Association(b),(c)		1.0000	07/20/43	22,292
71,181	Government National Mortgage Association(c)		3.0000	07/20/43	1,294
124,891	Government National Mortgage Association(b),(c)	US0001M + 6.150%	6.0660	07/20/43	24,383
629,889	Government National Mortgage Association(b),(c)	US0001M + 6.150%	6.0660	07/20/43	106,766
1,106,059	Government National Mortgage Association(b),(c)	US0001M + 6.100%	6.0090	08/16/43	183,837
15,834,609	Government National Mortgage Association(b),(c)		0.2610	10/20/43	135,741
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0% (Continued)
518,703	Government National Mortgage Association(b),(c)	US0001M + 6.100%	6.0160	10/20/43	$ 56,508
259,414	Government National Mortgage Association(b),(c)	US0001M + 6.100%	6.0160	11/20/43	49,040
108,156	Government National Mortgage Association(c)		3.5000	03/20/44	959
78,368	Government National Mortgage Association(c)		3.5000	04/20/44	1,112
544,867	Government National Mortgage Association(b),(c)	US0001M + 5.600%	5.5090	06/16/44	104,188
173,463	Government National Mortgage Association(b),(c)	US0001M + 5.600%	5.5160	09/20/44	28,801
133,611	Government National Mortgage Association(c)		3.0000	12/20/44	1,839
506,137	Government National Mortgage Association(c)		4.0000	07/20/45	37,656
1,356,025	Government National Mortgage Association(c)		4.5000	08/20/45	178,353
738,391	Government National Mortgage Association(c)		4.5000	10/16/45	88,887
3,678,090	Government National Mortgage Association(b),(c)	US0001M + 31.250%	1.0000	10/20/45	196,765
481,740	Government National Mortgage Association(b),(c)	US0001M + 6.750%	6.6660	12/20/45	114,022
898,594	Government National Mortgage Association(c)		4.5000	03/20/46	51,337
215,785	Government National Mortgage Association(c)		3.0000	04/20/46	7,516
489,768	Government National Mortgage Association(c)		3.5000	04/20/46	70,663
203,573	Government National Mortgage Association(c)		4.5000	04/20/46	17,789
321,418	Government National Mortgage Association(c)		4.0000	06/20/46	48,279
814,850	Government National Mortgage Association(c)		3.5000	09/20/46	81,317
492,412	Government National Mortgage Association(c)		5.0000	11/20/46	40,561
477,848	Government National Mortgage Association(c)		3.5000	03/20/47	29,173
47,991	Government National Mortgage Association(c)		3.5000	07/20/47	1,753
1,106,966	Government National Mortgage Association(c)		4.0000	11/20/47	78,005
238,611	Government National Mortgage Association(c)		5.0000	12/20/47	44,926
1,606,808	Government National Mortgage Association(b),(c)	US0001M + 6.200%	6.1160	12/20/47	313,290
703,912	Government National Mortgage Association(c)		3.5000	01/20/48	53,276
404,465	Government National Mortgage Association(c)		5.5000	09/20/48	56,208
575,007	Government National Mortgage Association(c)		5.5000	10/20/48	100,117
643,566	Government National Mortgage Association(b),(c)	US0001M + 6.050%	5.9660	02/20/49	67,618
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,200,712)				16,851,562

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.4%
	ASSET MANAGEMENT — 1.6%
660,000	FS KKR Capital Corporation		4.1250	02/01/25	$ 702,285
444,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.7500	09/15/24	463,301
1,000,000	Pershing Square Holdings Ltd.(a)		5.5000	07/15/22	1,038,082
					2,203,668
	AUTOMOTIVE — 7.0%
450,000	Ford Motor Credit Company, LLC		3.0870	01/09/23	459,070
250,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	255,346
150,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	155,625
740,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	773,309
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,805,688
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	435,000
1,400,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,543,500
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,499,925
2,500,000	General Motors Financial Company, Inc.		4.2000	11/06/21	2,525,168
500,000	General Motors Financial Company, Inc.		3.1500	06/30/22	511,192
					9,963,823
	BANKING — 5.4%
3,704,000	CIT Group, Inc. Class A(b)	US0003M + 3.972%	5.8000	06/15/22	3,808,638
2,308,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	01/30/23	2,426,850
1,420,000	JPMorgan Chase & Company(b)	US0003M + 3.800%	3.9760	12/29/49	1,426,948
					7,662,436
	BEVERAGES — 0.4%
500,000	Molson Coors Beverage Company		3.5000	05/01/22	511,904

	BIOTECH & PHARMA — 1.1%
1,543,000	Teva Pharmaceutical Finance Company BV Series 2		3.6500	11/10/21	1,548,169

	CABLE & SATELLITE — 0.6%
765,000	CSC Holdings, LLC		5.8750	09/15/22	801,207

	COMMERCIAL SUPPORT SERVICES — 0.4%
590,000	Aramark Services, Inc.(a)		6.3750	05/01/25	623,276

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.4% (Continued)
	CONTAINERS & PACKAGING — 0.4%
600,000	Ball Corporation		5.0000	03/15/22	$ 615,507

	DIVERSIFIED INDUSTRIALS — 1.4%
2,000,000	General Electric Company Series D(b)	US0003M + 3.330%	3.4490	09/15/21	1,966,783

	ELECTRIC UTILITIES — 1.8%
300,000	FirstEnergy Corporation		3.6000	07/15/22	303,841
2,150,000	FirstEnergy Corporation		4.2500	03/15/23	2,263,630
					2,567,471
	ENTERTAINMENT CONTENT — 0.1%
120,000	ViacomCBS, Inc.(b)	US0003M + 3.895%	5.8750	02/28/22	122,525

	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
775,000	Carter Holt Harvey Ltd.		9.5000	12/01/24	828,374

	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
2,167,000	Bank of New York Mellon Corporation (The)(b)	US0003M + 3.420%	3.5540	09/20/21	2,175,548
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/26	2,126,149
					4,301,697
	INTERNET MEDIA & SERVICES — 0.2%
279,000	Netflix, Inc.		5.5000	02/15/22	286,673

	LEISURE FACILITIES & SERVICES — 0.3%
355,000	Carnival Corporation		7.2000	10/01/23	385,430

	OIL & GAS PRODUCERS — 0.6%
300,000	DCP Midstream Operating, L.P.(a),(b)	US0003M + 3.850%	5.8500	05/21/43	278,993
500,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	533,937
					812,930
	REAL ESTATE INVESTMENT TRUSTS — 3.5%
150,000	American Tower Trust #1(a)		3.0700	03/15/23	150,808
500,000	MGM Growth Properties Operating Partnership, L.P.(a)		4.6250	06/15/25	532,733
1,000,000	SBA Communications Corporation		4.8750	09/01/24	1,017,850
1,115,000	SBA Tower Trust Series 2013-1-2 CLASS 20132C(a)		3.7220	04/11/23	1,129,109
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.5% (Continued)
2,042,000	Service Properties Trust		4.6500	03/15/24	$ 2,084,289
					4,914,789
	RETAIL - DISCRETIONARY — 1.1%
1,438,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,487,431

	SOFTWARE — 0.2%
230,000	NortonLifeLock, Inc.		3.9500	06/15/22	234,260

	SPECIALTY FINANCE — 0.3%
500,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	3.6600	09/27/21	411,990

	TELECOMMUNICATIONS — 2.9%
1,707,000	Sprint Corporation		7.2500	09/15/21	1,720,426
261,438	Sprint Spectrum Company, LLC / Sprint Spectrum Series 2016-1(a)		3.3600	09/20/21	262,516
1,540,000	Telecom Italia SpA(a)		5.3030	05/30/24	1,671,909
500,000	T-Mobile USA, Inc.		4.0000	04/15/22	509,220
					4,164,071
	TOBACCO & CANNABIS — 0.3%
500,000	Imperial Brands Finance plc(a)		3.5000	02/11/23	516,940

	TRANSPORTATION & LOGISTICS — 5.1%
1,665,879	American Airlines 2015-2 Class B Pass Through		4.4000	09/22/23	1,631,340
1,000,000	American Airlines Group, Inc.(a)		5.0000	06/01/22	998,750
911,275	American Airlines Pass Through Trust Series 2013-2 Class A		4.9500	01/15/23	930,285
878,909	Continental Airlines Pass Through Trust Series 2007-1 Class A		5.9830	04/19/22	895,848
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,369,310
1,111,985	UAL Pass Through Trust Series 2017-1 Class A		6.6360	07/02/22	1,152,828
113,997	United Airlines Pass Through Trust Series 2014-1 Class B		4.7500	04/11/22	115,725
					7,094,086
	TOTAL CORPORATE BONDS (Cost $53,532,194)				54,025,440

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1%
	COMMERCIAL SUPPORT SERVICES — 2.2%
2,992,500	Aramark Services, Inc.(b)	US0001M + 2.500%	1.8950	04/01/28	$ 2,982,221

	LEISURE FACILITIES & SERVICES — 0.5%
719,048	Cedar Fair, L.P.(b)	US0003M + 1.750%	1.8650	04/13/24	704,893

	TRANSPORTATION & LOGISTICS — 1.4%
1,997,500	United Airlines, Inc.(b)	US0001M + 3.750%	4.5000	04/14/28	2,003,622

	TOTAL TERM LOANS (Cost $5,697,401)				5,690,736

	TOTAL INVESTMENTS - 96.1% (Cost $148,264,775)				$ 134,888,987
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.9%				5,488,834
	NET ASSETS - 100.0%				$ 140,377,821

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration	Notional Amount(f)	Unrealized Appreciation
150	CBOT 10 Year US Treasury Note		09/21/2021	$ 20,167,950	$ 388,731
100	CBOT US Long Bond Future		09/21/2021	16,471,900	826,275
	TOTAL FUTURES CONTRACTS				$ 1,215,006

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the total market value of 144A securities is 37,359,550 or 26.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2021.
(e)	Percentage rounds to less than 0.1%.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.